Financial risk management - Maturity analysis for non-derivative financial liabilities and off balance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	₩ 561,213,801	₩ 533,632,039
Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	390,454,951	368,344,904
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,148,899	1,371,503
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	50,090,853	43,721,261
Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	81,756,929	83,796,056
Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,376,311	8,023,870
Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	29,385,858	28,374,445
Off balance
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	223,481,823	210,599,573
Guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	18,226,546	16,745,707
Other liabilities related to loan commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	205,255,277	193,853,866
Less than 1 month | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	256,429,037	258,829,710
Less than 1 month | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	210,900,107	212,378,477
Less than 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,148,899	1,371,503
Less than 1 month | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	11,960,133	13,159,909
Less than 1 month | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,563,916	4,833,061
Less than 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	276,430	332,597
Less than 1 month | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	27,579,552	26,754,163
Less than 1 month | Off balance
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	223,481,823	210,599,573
Less than 1 month | Guarantee contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	18,226,546	16,745,707
Less than 1 month | Other liabilities related to loan commitments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Off-balance, undiscounted cash flows	205,255,277	193,853,866
1~3 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	56,750,040	47,580,176
1~3 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	42,661,824	36,147,003
1~3 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
1~3 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,760,298	3,928,317
1~3 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	8,368,614	7,033,973
1~3 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	725,909	294,931
1~3 months | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	233,395	175,952
3~6 months | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	57,148,726	52,503,110
3~6 months | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	41,864,404	40,879,482
3~6 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
3~6 months | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,798,388	3,643,545
3~6 months | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	9,646,088	7,257,291
3~6 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	706,117	586,682
3~6 months | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	133,729	136,110
6 months ~ 1 year | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	96,794,354	83,879,492
6 months ~ 1 year | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	71,259,303	59,303,450
6 months ~ 1 year | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
6 months ~ 1 year | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,249,539	5,171,542
6 months ~ 1 year | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	16,486,221	17,537,101
6 months ~ 1 year | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,511,517	1,298,402
6 months ~ 1 year | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	287,774	568,997
1~5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	76,076,272	77,760,091
1~5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	21,141,919	17,046,796
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows		0
1~5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	12,298,388	14,168,441
1~5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	37,534,713	41,799,782
1~5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	4,063,511	4,165,201
1~5 years | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,037,741	579,871
More than 5 years | Financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	18,015,372	13,079,460
More than 5 years | Deposits
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,627,394	2,589,696
More than 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	9,024,107	3,649,507
More than 5 years | Debt securities issued
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,157,377	5,334,848
More than 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,092,827	1,346,057
More than 5 years | Other financial liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	₩ 113,667	₩ 159,352